Related Party Transactions (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Net Sales	$ 394.2	$ 410.7	$ 1,672.1	$ 1,677.5	$ 1,684.0
Kimberly Clark and Affiliates | Affiliated entity
Related Party Transaction [Line Items]
Net Sales	$ 0.0	21.3	78.7	91.3	92.6
Allocated expenses		25.0	74.0	95.0	95.0
Kimberly Clark and Affiliates | Affiliated entity | Cost of products sold
Related Party Transaction [Line Items]
Allocated expenses		6.0	22.0	25.0	25.0
Kimberly Clark and Affiliates | Affiliated entity | Selling and general expenses
Related Party Transaction [Line Items]
Allocated expenses		16.0	41.0	60.0	60.0
Kimberly Clark and Affiliates | Affiliated entity | Research expenses
Related Party Transaction [Line Items]
Allocated expenses		$ 3.0	$ 11.0	$ 10.0	$ 10.0